LEASES - Lease Commitments (Details) $ in Thousands	Jul. 31, 2021 USD ($)
Operating Leases
2022	$ 9,642
2023	4,215
2024	1,657
2025	1,384
2026	1,282
Thereafter	390
Total lease payments	18,570
Less: imputed interest	332
Present value of lease payments	$ 18,238
Operating lease, liability, current, statement of financial position	Current lease obligations
Less: current lease obligations	$ 9,557
Operating lease, liability, noncurrent, statement of financial position	Long-term lease obligations
Long-term lease obligations	$ 8,681
Finance Leases
2022	6
2023	76
2024	38
2025	0
2026	0
Thereafter	0
Total lease payments	120
Less: imputed interest	9
Present value of lease payments	$ 111
Finance lease, liability, current, statement of financial position	Current lease obligations
Less: current lease obligations	$ 73
Finance lease, liability, noncurrent, statement of financial position	Long-term lease obligations
Long-term lease obligations	$ 38